UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811- 06087

Salomon Brothers Series Funds Inc.

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-725-6666

Date of fiscal year end: December 31

Date of reporting period: September 30, 2006

ITEM 1.	SCHEDULE OF INVESTMENTS

SALOMON BROTHERS SERIES FUNDS INC.

SALOMON BROTHERS NEW YORK MUNICIPAL MONEY MARKET FUND

FORM N-Q

SEPTEMBER 30, 2006

SALOMON BROTHERS NEW YORK MUNICIPAL MONEY MARKET FUND

Schedule of Investments (unaudited)	September 30, 2006

FACE AMOUNT	RATING‡	SECURITY	VALUE
SHORT-TERM INVESTMENTS(a) - 96.7%
Education - 3.7%
		New York State Dormitory Authority Revenue, Cornell University:
$1,705,000	A-1+	Series A, SPA-JPMorgan Chase, 3.650%, 10/5/06	$1,705,000
1,095,000	A-1+	Series B, SPA-JPMorgan Chase, 3.650%, 10/5/06	1,095,000

		Total Education	2,800,000

Finance - 12.8%
		Nassau County, NY, Interim Finance Authority, Sales Tax Revenue, FSA-Insured:
580,000	A-1+	Series A, SPA-Dexia Credit Local, 3.680%, 10/4/06	580,000
1,675,000	A-1+	Series B, SPA-BNP Paribas, 3.670%, 10/4/06	1,675,000
		New York City, NY, TFA:
850,000	A-1+	New York City Recovery Project Revenue, Series 3, Subordinated Series 3-H, SPA-Royal Bank of Canada, 3.800%, 10/2/06	850,000
1,900,000	A-1+	New York City Recovery Project, Series 1, Subordinated Series 1B, LIQ-Societe Generale, 3.700%, 10/4/06	1,900,000
500,000	A-1+	New York City Recovery, Series 3, Subordinated Series 3-G, SPA-Bank of New York, 3.720%, 10/4/06	500,000
2,270,000	A-1+	Subordinated Series 2D, LIQ-Lloyds TSB Bank, 3.720%, 10/4/06	2,270,000
2,000,000	A-1+	New York State LGAC, Series B, LOC-Westdeutsche Landesbank & Bayerische Landesbank, 3.670%, 10/4/06	2,000,000

		Total Finance	9,775,000

General Obligation - 7.1%
		New York City, NY, GO:
2,400,000	A-1+	Series F-6, LOC-Morgan Guaranty Trust, 3.740%, 10/4/06	2,400,000
500,000	A-1+	Subordinated Series F-4, LOC-Royal Bank of Scotland, 3.640%, 10/5/06	500,000
2,500,000	A-1+	Puerto Rico Commonwealth, Refunding, Government Development Bank, GO, MBIA-Insured, SPA-Credit Suisse, 3.590%, 10/4/06	2,500,000

		Total General Obligation	5,400,000

Government Facilities - 2.1%
		Jay Street Development Corp., NY, Courts Facility Lease Revenue, New York City, Jay Street Project, Series A-2, LOC-Depfa Bank PLC:
1,095,000	A-1+	3.730%, 10/2/06	1,095,000
500,000	A-1+	3.660%, 10/4/06	500,000

		Total Government Facilities	1,595,000

Hospitals - 5.3%
730,000	A-1+	Nassau Health Care Corp., New York Revenue, Subordinated Series 2004-C2, FSA-Insured, SPA-Dexia Credit Local, 3.600%, 10/5/06	730,000
1,000,000	A-1+	New York State Dormitory Authority Revenue, Mental Health Services, Subordinated Series D-2C, MBIA-Insured, SPA-Landesbank Baden-Wuerttemberg, 3.730%, 10/5/06	1,000,000
		Orange County, NY, IDA:
800,000	A-1	Civic Facility Revenue, Horton Medical Center, West Hudson Facility Project, Series A, FSA-Insured, SPA-Bank of America, 3.650%, 10/5/06	800,000
1,500,000	A-1	Revenue, Horton Medical Center Project, FSA-Insured, SPA-Morgan Stanley Bank, 3.650%, 10/5/06	1,500,000

		Total Hospitals	4,030,000

Housing: Multi-Family - 13.2%
		New York City, NY, HDC:
2,550,000	A-1+	MFH Rent Revenue, First Avenue Development, Series A, FNMA-Collateralized, 3.790%, 10/4/06 (b)	2,550,000

See Notes to Schedule of Investments.

SALOMON BROTHERS NEW YORK MUNICIPAL MONEY MARKET FUND

Schedule of Investments (unaudited) (continued)	September 30, 2006

FACE AMOUNT	RATING‡	SECURITY	VALUE
Housing: Multi-Family - 13.2% (continued)
		MFH Revenue:
$800,000	A-1+	Morris Avenue Apartments, Series A, LOC-HSBC Bank USA N.A., 3.750%, 10/4/06 (b)	$800,000
300,000	A-1	Peter Cintron Apartments, Series C, LOC-KeyBank N.A., 3.750%, 10/4/06 (b)	300,000
1,000,000	A-1+	Related Monterey, Series A, LIQ-FNMA, 3.700%, 10/4/06	1,000,000
		New York State HFA:
		Revenue:
1,130,000	A-1+	Normandie Court I Project, LOC-Landesbank Hessen-Thuringen Girozentrale, 3.700%, 10/4/06	1,130,000
2,500,000	VMIG1(c)	West 17th Street Housing, Series A, LOC-Landesbank Baden-Wurttemberg, 3.810%, 10/4/06 (b)	2,500,000
800,000	A-1+	Service Contract Revenue, Series B, LOC-BNP Paribas, 3.720%, 10/4/06	800,000
1,000,000	VMIG1(c)	New York State Housing Finance Agency Revenue, North End Avenue Housing, Series A, LOC-Landesbank Hessen-Thuringen Grozentrele, 3.750%, 10/4/06	1,000,000

		Total Housing: Multi-Family	10,080,000

Housing: Single Family - 7.6%
		New York State Housing Finance Agency:
		Revenue:
1,000,000	VMIG1(c)	10 Barclay Street, Series A, LIQ-FNMA, 3.700%, 10/4/06	1,000,000
1,000,000	VMIG1(c)	188 Ludlow Street Housing, Series A, LOC-Landesbank Hessen-Thuringen, 3.760%, 10/4/06 (b)	1,000,000
2,000,000	VMIG1(c)	Clinton Green North Housing, Series A, LOC-Bank of America, 3.780%, 10/4/06 (b)	2,000,000
		Service Contract Revenue:
		Refunding:
300,000	A-1+	Series D, LOC-State Street Bank & Trust Co., 3.720%, 10/4/06	300,000
450,000	A-1+	Series G, LOC-Westdeutsche Landesbank, 3.750%, 10/4/06	450,000
1,000,000	A-1+	Series E, LOC-BNP Paribas, 3.720%, 10/4/06	1,000,000

		Total Housing: Single Family	5,750,000

Industrial Development - 11.5%
125,000	P-1(c)	Dutchess County, NY, IDA, IDR, Adams Fairacre Farms, Inc., LOC-HSBC Bank USA N.A., 4.250%, 10/5/06 (b)	125,000
2,870,000	VMIG1(c)	Liberty, NY, Development Corp. Revenue, 377 Greenwich LLC, LOC-Wells Fargo Bank N.A., 3.640%, 10/5/06	2,870,000
1,100,000	A-1+	New York City, NY, IDA Revenue, Children’s Oncology Society, LOC-Bank of New York, 3.750%, 10/4/06	1,100,000
2,830,000	A-1	Suffolk County IDA, IDR, Third Project Wolf Family, Series A, LOC-HSBC Bank USA N.A., 3.950%, 10/5/06 (b)	2,830,000
1,600,000	A-1+	Trust for Cultural Resources, NYC Revenue, WNYC Radio Inc., LOC-Wachovia Bank, 3.720%, 10/5/06	1,600,000
255,000	A-1+	Wyoming County IDA, IDR, American Precision Industries, Inc., LOC-HSBC Bank USA N.A., 3.950%, 10/5/06 (b)	255,000

		Total Industrial Development	8,780,000

Public Facilities - 7.2%
		New York City, NY, Trust for Cultural Resources:
2,000,000	A-1	Museum of Broadcasting, LOC-KBC Bank NV, 3.700%, 10/4/06	2,000,000
290,000	VMIG1(c)	Revenue, Asia Society, LOC-JPMorgan Chase, 3.680%, 10/5/06	290,000
		New York State Dormitory Authority Revenue, Metropolitan Museum of Art:
2,430,000	A-1+	Series A, 3.700%, 10/4/06	2,430,000
250,000	A-1+	Series B, 3.700%, 10/4/06	250,000
535,000	A-1+	New York, NY, Transitional Finance Authority, Subordinated Series-2C, LIQ-Lloyds TSB Bank, 3.700%, 10/4/06	535,000

		Total Public Facilities	5,505,000

See Notes to Schedule of Investments.

SALOMON BROTHERS NEW YORK MUNICIPAL MONEY MARKET FUND

Schedule of Investments (unaudited) (continued)	September 30, 2006

FACE AMOUNT	RATING‡	SECURITY	VALUE
Transportation - 4.3%
		Metropolitan Transportation Authority NY Revenue:
$100,000	A-1+	Refunding, Series G-2, AMBAC-Insured, SPA-Landesbank Hessen-Thuringen Grozentrele, 3.660%, 10/5/06	$100,000
400,000	A-1+	Transportation, Subordinated Series G-2, LOC-BNP Paribas, 3.770%, 10/2/06	400,000
2,800,000	A-1+	Triborough Bridge & Tunnel Authority, NY, Revenue, Refunding, Series F, SPA-ABN AMRO Bank N.V., 3.740%, 10/5/06	2,800,000

		Total Transportation	3,300,000

Water and Sewer - 8.1%
		New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue:
400,000	A-1+	Series C, SPA-Dexia Credit Local, 3.760%, 10/2/06	400,000
2,200,000	A-1+	Series F, Subordinated Series F-2, SPA-Bayerische Landesbank, 3.760%, 10/2/06	2,200,000
3,600,000	A-1+	Seneca County, NY, IDA, Solid Waste Disposal Revenue, Seneca Meadows Inc. Project, LOC-Bank of America, 3.740%, 10/5/06	3,600,000

		Total Water and Sewer	6,200,000

Utilities - 13.8%
2,000,000	A-1+	Long Island Power Authority, NY, Electric System Revenue, Series 7, Subordinated Series 7-A, MBIA-Insured, SPA-Fortis Bank SA/NV, 3.620%, 10/4/06	2,000,000
3,900,000	A-1+	Long Island, NY, Power Authority, Electric System Revenue, Subordinated Series 2, Subordinated Series 2B, LOC-Bayerische Landesbank, 3.800%, 10/2/06	3,900,000
2,675,000	A-1+	New York State Energy Research & Development Authority, Revenue, Consolidated Edison Co., Subordinated Series A-2, LOC-Wachovia Bank, 3.750%, 10/4/06	2,675,000
1,900,000	A-1+	Puerto Rico, Electric Power Authority Revenue, PART, MSTC, SGA 43, MBIA-Insured, SPA-Societe Generale, 3.720%, 10/4/06	1,900,000

		Total Utilities	10,475,000

		TOTAL INVESTMENTS - 96.7% (Cost - $73,690,000#)	73,690,000
		Other Assets in Excess of Liabilities - 3.3%	2,482,457

		TOTAL NET ASSETS - 100.0%	$76,172,457

‡	All ratings are by Standard & Poor’s Ratings Service, unless otherwise noted.

(a)	Variable rate demand obligations have a demand feature under which the Fund can tender them back to the issuer on no more than 7 days notice. Date shown is the date of the next interest rate change.

(b)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

(c)	Rating by Moody’s Investors Service.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

AMBAC	— Ambac Assurance Corporation
FNMA	— Federal National Mortgage Association
FSA	— Financial Security Assurance
GO	— General Obligation
HDC	— Housing Development Corporation
HFA	— Housing Finance Authority
IDA	— Industrial Development Authority
IDR	— Industrial Development Revenue
LGAC	— Local Government Assistance Corporation
LIQ	— Liquidity Facility
LOC	— Letter of Credit
MBIA	— Municipal Bond Investors Assurance Corporation
MFH	— Multi-Family Housing
MSTC	— Municipal Securities Trust Certificates
PART	— Partnership Structure
SPA	— Standby Bond Purchase Agreement
TFA	— Transitional Finance Authority

See Notes to Schedule of Investments.

Short-Term Security Ratings (unaudited)

The definitions of the applicable ratings symbols are set forth below:

SP-1 — Standard & Poor’s highest rating indicating very strong or strong capacity to pay principal and interest; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

A-1 — Standard & Poor’s highest commercial paper and variable-rate demand obligation (VRDO) rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

VMIG 1 — Moody’s highest rating for issues having a demand feature — VRDO.

MIG1 — Moody’s highest rating for short-term municipal obligations.

P-1 — Moody’s highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating.

F-1 — Fitch’s highest rating indicating the strongest capacity for timely payment of financial commitments; those issues determined to possess overwhelming strong credit feature are denoted with a plus (+) sign.

NR — Indicates that the bond is not rated by Standard & Poor’s, Moody’s or Fitch Ratings Service.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

The Salomon Brothers New York Municipal Money Market Fund (the “Fund”) is a separate investment fund of the Salomon Brothers Investment Series Funds Inc., the (“Series Funds”), a Maryland corporation, registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Funds and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Money market instruments are valued at amortized cost, in accordance with Rule 2a-7 under the 1940 Act, which approximates market value. This method involves valuing portfolio securities at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Fund’s use of amortized cost is subject to its compliance with certain conditions as specified under Rule 2a-7 of the 1940 Act.

(b) Fund Concentration. Since the New York Municipal Money Market Fund invests primarily in obligations of issuers within New York, it is subject to possible concentration risks associated with economic, political, or legal developments or industrial or regional matters specifically affecting New York.

(c) Security Transactions. Security transactions are accounted for on a trade date basis.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Salomon Brothers Series Funds Inc.

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	November 28, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	November 28, 2006

By	/s/ FRANCES M. GUGGINO
Frances M. Guggino
Chief Financial Officer

Date:	November 28, 2006